Structured Entities (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Jul. 31, 2025
Disclosure of unconsolidated structured entities [line items]
(Decrease) in liabilities due to deconsolidation			$ (19,332)
Trading loans, securities, and other		$ 1,111	1,142
Committed undrawn amount	$ 16,000	13,100
(Decrease) in business and government loans due to deconsolidation			(17,702)
(Decrease) in non-trading financial assets at FVTPL due to deconsolidation			(2,695)
(Decrease) in other assets due to deconsolidation			$ (77)
Asset management entities [member] | Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Non-interest income received from involvement with these asset management entities	2,400	2,300
Income Received From Structured Entities	2,100	1,900
Total assets under management	$ 334,000	$ 302,900